Accounts payable for business combination (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable for business combination
Current	R$ 20,502	R$ 17,132
Non-current	511,811	30,923
Total	532,313	48,055	R$ 10,941
Pluri
Accounts payable for business combination
Total	3,251	12,817
Mind Makers
Accounts payable for business combination
Total	7,044	15,000
Livro Fácil
Accounts payable for business combination
Total	14,055	15,907
Meritt
Accounts payable for business combination
Total	3,347	4,331
SEL
Accounts payable for business combination
Total	26,935
Redação Nota 1000
Accounts payable for business combination
Total	7,230
EMME
Accounts payable for business combination
Total	12,780
Editora De Gouges S.A ("De Gouges")
Accounts payable for business combination
Total	R$ 457,671